Discontinued Operations - Additional Information (Detail) - Discontinued operations, disposed of by means other than sale, spinoff [member] - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Jan. 03, 2017
Park and HGV spin-offs [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution of of spin-off companies stock to Hilton stockholders		100.00%
Park spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Park common stock distributed for every five shares of Hilton common stock		1
Hilton common stock to receive spin-off company common stock		5
Revenues from discontinued operations after disposal	$ 39
HGV spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Hilton common stock to receive spin-off company common stock		10
HGV common stock distributed for every ten shares of Hilton common stock		1
Revenues from discontinued operations after disposal	$ 20
Distribution Agreement [Member] | Park spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Allocation of certain contingent liabilities among the parties	26.00%
Distribution Agreement [Member] | HGV spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Allocation of certain contingent liabilities among the parties	9.00%
Distribution Agreement [Member] | Hilton [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Allocation of certain contingent liabilities among the parties	65.00%
Tax Matters Agreement [Member] | Park and HGV spin-offs [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Period of Continuing Involvement after Disposal	2 years
Transition Services Agreement [Member] | Park and HGV spin-offs [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Period of Continuing Involvement after Disposal	2 years
License Agreement [Member] | HGV spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Period of Continuing Involvement after Disposal	100 years
Royalty fee rate	5.00%
Transition fee	$ 5
Term of transition fee payments	5 years
Tax Stockholders Agreement [Member] | Park and HGV spin-offs [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Period of Continuing Involvement after Disposal	2 years
Management and franchise contracts recorded at Merger [Member] | Park spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Base management fee rate	3.00%
Incentive management fee rate	6.00%